BUSINESS COMBINATIONS	12 Months Ended
Dec. 31, 2024
Business Combinations
BUSINESS COMBINATIONS

3. BUSINESS COMBINATIONS

On December 22, 2022, the Company acquired 100% equity interest in StarFIN Holdings Limited in exchange, the Company issue 8,232,038 restricted shares of the Company’s common stock, valued at $9,055,242. The consideration was derived from an agreed valuation of SFHL at $9,055,242. The acquisition was consummated on January 20, 2023.

The acquisition of SFHL has been accounted for under the purchase method of accounting in accordance with Statement of Financial Accounting Standards No. 141, “Business Combinations.” Under the purchase method of accounting, the purchase price is allocated to the assets acquired and liabilities assumed based on their estimated fair values.

The allocation of the purchase price has been prepared based on preliminary estimates of fair values. However, actual amounts recorded upon the finalization of estimates of fair values may differ from the information presented in these unaudited pro forma condensed combined consolidated financial statements. The Company estimates of the fair values of the assets and liabilities of SFHL have been combined with the recorded values of the assets and liabilities of SFHL in the audited condensed combined financial information, goodwill was immediately impaired upon recognition. Allocation of the purchase price is summarized below:

Cash and cash equivalents	$705,480
Trade receivables, net	676,396
Deposits paid, prepayments and other receivables	202,414
Tax assets	539,969
Investment in Associates – Murni StarFIN Sdn Bhd	8,657
Property, plant and equipment, net	585,816
Trade payable	(24,736)
Accrued expenses and other payables	(734,476)
Deferred tax liabilities	(213,524)
Hire purchase loan	(16,554)
Amount due to directors	(283,703)
Amount due to related parties	(1,673)
Adjustment for foreign exchange fluctuation	260,052
Fair value of StarFIN Holdings Limited	$1,704,118
Fair value of consideration	(9,055,242)
Goodwill	$7,351,124
Goodwill impairment	(7,351,124)
Total goodwill	-